Quarterly Holdings Report
for
Fidelity® Series Corporate Bond Fund
May 31, 2022
XBC-NPRT3-0722
1.9891234.103
Nonconvertible Bonds - 84.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
2.25% 2/1/32	650,000	549,568
3.65% 6/1/51	2,300,000	1,913,147
3.65% 9/15/59	223,000	178,523
3.8% 12/1/57	1,354,000	1,116,640
4.35% 3/1/29	900,000	910,951
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	670,000	602,619
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	283,782
2.55% 3/21/31	289,000	255,825
3.15% 3/22/30	47,000	43,845
3.7% 3/22/61	1,300,000	1,079,842
4% 3/22/50	1,500,000	1,357,600
4.016% 12/3/29	1,250,000	1,238,919
		9,531,261
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	600,000	595,077
4.7% 3/23/50	700,000	725,031
4.75% 9/15/44	320,000	324,882
		1,644,990
Interactive Media & Services - 0.1%
Tencent Holdings Ltd.:
2.88% 4/22/31 (b)	320,000	279,328
3.575% 4/11/26 (b)	260,000	254,768
		534,096
Media - 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,593,394
5.25% 4/1/53	450,000	409,809
5.5% 4/1/63	450,000	401,525
5.75% 4/1/48	1,950,000	1,891,803
Comcast Corp.:
2.937% 11/1/56 (b)	679,000	506,377
2.987% 11/1/63 (b)	2,211,000	1,597,877
COX Communications, Inc.:
1.8% 10/1/30 (b)	740,000	603,401
3.15% 8/15/24 (b)	35,000	34,722
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,462,743
3.95% 3/20/28	600,000	578,594
Fox Corp.:
4.709% 1/25/29	4,000	4,048
5.476% 1/25/39	504,000	515,214
Magallanes, Inc.:
3.755% 3/15/27 (b)	250,000	242,650
4.054% 3/15/29 (b)	87,000	83,349
4.279% 3/15/32 (b)	219,000	204,687
5.05% 3/15/42 (b)	348,000	314,547
5.141% 3/15/52 (b)	1,040,000	930,532
5.391% 3/15/62 (b)	650,000	582,332
Time Warner Cable LLC:
5.875% 11/15/40	1,200,000	1,193,874
7.3% 7/1/38	500,000	553,905
		13,705,383
Wireless Telecommunication Services - 1.4%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	238,000	225,740
4.55% 3/15/52 (b)	1,450,000	1,346,892
5% 3/15/44	270,000	265,375
T-Mobile U.S.A., Inc.:
2.4% 3/15/29 (b)	381,000	336,743
2.7% 3/15/32 (b)	1,382,000	1,194,528
Vodafone Group PLC:
4.375% 5/30/28	700,000	712,869
5.25% 5/30/48	1,500,000	1,501,731
		5,583,878
TOTAL COMMUNICATION SERVICES		30,999,608
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 0.9%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,174,855
General Motors Co. 5.95% 4/1/49	1,300,000	1,285,418
General Motors Financial Co., Inc. 3.1% 1/12/32	1,400,000	1,183,638
		3,643,911
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	747,000	641,431
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
3.625% 9/1/49	600,000	510,118
4.875% 12/9/45	470,000	484,624
		994,742
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	166,200
Multiline Retail - 0.3%
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	732,953
4.2% 5/15/28	375,000	373,892
		1,106,845
Specialty Retail - 2.1%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	2,012,355
3.9% 4/15/30	1,000,000	937,540
AutoNation, Inc.:
3.85% 3/1/32	1,900,000	1,703,283
4.75% 6/1/30	20,000	19,517
Lowe's Companies, Inc. 3.5% 4/1/51	975,000	781,731
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	783,442
4.35% 6/1/28	75,000	75,928
Ross Stores, Inc. 1.875% 4/15/31	600,000	487,468
The Home Depot, Inc. 1.375% 3/15/31	575,000	473,573
Triton Container International Ltd. 1.15% 6/7/24 (b)	1,200,000	1,134,600
		8,409,437
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	1,515,000	1,283,403
TOTAL CONSUMER DISCRETIONARY		16,245,969
CONSUMER STAPLES - 6.8%
Beverages - 1.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	2,300,000	2,293,547
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	464,651
4.5% 6/1/50	325,000	309,130
4.6% 4/15/48	700,000	666,049
4.9% 1/23/31	525,000	554,480
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,332,261
2.875% 5/1/30	470,000	418,583
		6,038,701
Food & Staples Retailing - 0.0%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	138,000	122,786
Food Products - 1.9%
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	1,625,000	1,453,775
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	1,570,000	1,289,363
4.375% 2/2/52 (b)	680,000	526,755
5.5% 1/15/30 (b)	1,600,000	1,552,000
JDE Peet's BV 2.25% 9/24/31 (b)	545,000	436,172
Smithfield Foods, Inc. 3% 10/15/30 (b)	1,432,000	1,232,920
Viterra Finance BV 4.9% 4/21/27 (b)	1,500,000	1,486,146
		7,977,131
Tobacco - 3.4%
Altria Group, Inc.:
2.45% 2/4/32	1,500,000	1,209,398
3.4% 2/4/41	1,180,000	859,058
4.25% 8/9/42	14,000	11,243
4.8% 2/14/29	612,000	611,406
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,059,008
2.726% 3/25/31	2,800,000	2,309,643
3.557% 8/15/27	2,500,000	2,354,573
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	500,000	477,913
4.25% 7/21/25 (b)	3,200,000	3,176,241
Reynolds American, Inc. 4.45% 6/12/25	1,725,000	1,747,107
		13,815,590
TOTAL CONSUMER STAPLES		27,954,208
ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	472,000	424,460
6.25% 3/15/38	1,075,000	1,183,123
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	136,853
3.75% 2/15/52	480,000	384,809
5.4% 6/15/47	64,000	65,247
6.75% 11/15/39	351,000	395,328
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	504,524
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	499,578
5.125% 5/15/29	2,200,000	2,200,220
5.375% 7/15/25	500,000	512,490
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29 (b)	582,000	525,631
3.9% 11/15/49 (b)	1,000,000	829,863
Enbridge, Inc.:
3.4% 8/1/51	900,000	709,824
4.5% 6/10/44	250,000	230,788
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,304,790
4.25% 3/15/23	450,000	452,591
4.25% 4/1/24	525,000	528,562
4.95% 6/15/28	650,000	659,178
Enterprise Products Operating LP 5.1% 2/15/45	375,000	369,163
Equinor ASA:
1.75% 1/22/26	61,000	57,600
2.375% 5/22/30	550,000	495,549
Hess Corp.:
4.3% 4/1/27	2,575,000	2,569,326
5.8% 4/1/47	510,000	536,728
6% 1/15/40	575,000	610,711
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	458,948
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	276,722
MPLX LP 2.65% 8/15/30	702,000	609,581
Occidental Petroleum Corp. 2.9% 8/15/24	83,000	80,925
Ovintiv, Inc.:
5.15% 11/15/41	136,000	129,205
8.125% 9/15/30	409,000	480,233
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	932,400
6.49% 1/23/27	75,000	71,640
6.5% 3/13/27	80,000	76,315
Phillips 66 Co. 4.875% 11/15/44	300,000	299,830
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	89,438
4.65% 10/15/25	1,119,000	1,132,789
Qatar Petroleum 2.25% 7/12/31 (b)	1,640,000	1,455,500
Suncor Energy, Inc. 6.5% 6/15/38	430,000	491,845
The Williams Companies, Inc. 3.5% 11/15/30	913,000	848,902
Total Capital International SA 3.127% 5/29/50	800,000	643,707
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	23,139
Western Gas Partners LP:
3.6% 2/1/25	1,500,000	1,464,750
4.55% 2/1/30	1,870,000	1,787,477
		29,540,282
FINANCIALS - 28.5%
Banks - 14.2%
AIB Group PLC:
4.263% 4/10/25 (b)(c)	250,000	248,852
4.75% 10/12/23 (b)	1,000,000	1,007,202
Banco Santander SA 2.749% 12/3/30	1,000,000	828,648
Bank of America Corp.:
2.299% 7/21/32 (c)	1,500,000	1,260,834
2.676% 6/19/41 (c)	1,030,000	793,749
2.972% 2/4/33 (c)	2,500,000	2,218,529
3.483% 3/13/52 (c)	950,000	800,808
4.271% 7/23/29 (c)	700,000	695,237
4.571% 4/27/33 (c)	1,600,000	1,616,323
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	200,000	201,691
Barclays PLC:
1.007% 12/10/24 (c)	307,000	294,221
2.645% 6/24/31 (c)	450,000	382,677
2.894% 11/24/32 (c)	2,250,000	1,894,619
5.2% 5/12/26	1,750,000	1,778,557
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(c)(d)	1,182,000	1,055,783
3.052% 1/13/31 (b)(c)	875,000	777,597
3.132% 1/20/33 (b)(c)	1,250,000	1,076,208
4.625% 3/13/27 (b)	450,000	449,636
BPCE SA:
2.277% 1/20/32 (b)(c)	600,000	492,263
4.875% 4/1/26 (b)	200,000	201,096
Citigroup, Inc.:
1.462% 6/9/27 (c)	2,000,000	1,800,071
4.075% 4/23/29 (c)	1,600,000	1,570,474
4.45% 9/29/27	1,200,000	1,203,181
4.91% 5/24/33 (c)	599,000	615,127
Citizens Financial Group, Inc. 2.638% 9/30/32	2,015,000	1,654,309
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	1,280,000	1,156,544
Credit Agricole SA 2.811% 1/11/41 (b)	444,000	320,163
Danske Bank A/S 1.171% 12/8/23 (b)(c)	1,050,000	1,039,388
Fifth Third Bancorp 8.25% 3/1/38	300,000	402,037
HSBC Holdings PLC:
2.251% 11/22/27 (c)	1,076,000	977,784
2.357% 8/18/31 (c)	1,002,000	835,906
2.848% 6/4/31 (c)	1,800,000	1,562,839
4.762% 3/29/33 (c)	1,600,000	1,526,916
Huntington Bancshares, Inc. 2.487% 8/15/36 (c)	1,287,000	1,042,199
ING Groep NV 4.017% 3/28/28 (c)	2,000,000	1,950,961
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	1,126,000	1,134,211
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	104,000	92,807
3.882% 7/24/38 (c)	2,725,000	2,553,120
4.203% 7/23/29 (c)	600,000	596,219
Lloyds Banking Group PLC:
1.326% 6/15/23 (c)	200,000	199,987
4.65% 3/24/26	1,000,000	1,005,871
Mizuho Financial Group, Inc. 1.234% 5/22/27 (c)	1,900,000	1,684,751
National Australia Bank Ltd. 2.99% 5/21/31 (b)	1,200,000	1,026,873
NatWest Group PLC:
2.359% 5/22/24 (c)	228,000	225,603
5.125% 5/28/24	1,220,000	1,238,907
6% 12/19/23	1,400,000	1,444,942
Rabobank Nederland 3.75% 7/21/26	300,000	292,489
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	335,000	304,189
Societe Generale:
1.488% 12/14/26 (b)(c)	3,300,000	2,948,930
3% 1/22/30 (b)	430,000	374,799
3.625% 3/1/41 (b)	1,300,000	942,339
3.875% 3/28/24 (b)	700,000	700,324
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	630,000	625,665
SVB Financial Group:
2.1% 5/15/28	1,050,000	923,881
3.125% 6/5/30	170,000	150,544
UniCredit SpA 1.982% 6/3/27 (b)(c)	1,200,000	1,059,394
Wells Fargo & Co.:
2.393% 6/2/28 (c)	800,000	738,321
4.478% 4/4/31 (c)	1,000,000	1,009,675
5.013% 4/4/51 (c)	700,000	732,802
Zions Bancorp NA 3.25% 10/29/29	850,000	766,029
		58,505,101
Capital Markets - 5.3%
Ares Capital Corp.:
2.15% 7/15/26	750,000	660,013
2.875% 6/15/27	1,100,000	966,916
3.25% 7/15/25	1,775,000	1,688,913
3.875% 1/15/26	240,000	229,522
4.25% 3/1/25	75,000	73,639
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (b)	523,000	368,040
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	800,000	701,608
3.091% 5/14/32 (b)(c)	1,200,000	1,006,347
3.75% 3/26/25	1,150,000	1,139,287
4.194% 4/1/31 (b)(c)	800,000	741,118
Deutsche Bank AG 4.5% 4/1/25	3,029,000	3,005,993
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	1,650,000	1,507,894
2.222% 9/18/24 (c)	1,000,000	974,623
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (c)	1,850,000	1,671,479
4.223% 5/1/29 (c)	900,000	893,846
Moody's Corp. 2.55% 8/18/60	1,355,000	874,867
Morgan Stanley:
1.794% 2/13/32 (c)	740,000	607,056
2.239% 7/21/32 (c)	1,500,000	1,266,286
4.35% 9/8/26	1,085,000	1,098,110
4.431% 1/23/30 (c)	111,000	111,626
5% 11/24/25	552,000	571,177
UBS Group AG:
2.095% 2/11/32 (b)(c)	1,550,000	1,274,314
3.126% 8/13/30 (b)(c)	613,000	558,587
		21,991,261
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	900,000	843,711
2.45% 10/29/26	227,000	202,979
3% 10/29/28	237,000	207,951
3.3% 1/30/32	254,000	214,325
3.4% 10/29/33	526,000	433,453
3.85% 10/29/41	860,000	671,689
4.125% 7/3/23	850,000	849,317
Ally Financial, Inc.:
2.2% 11/2/28	480,000	407,860
5.75% 11/20/25	910,000	936,885
8% 11/1/31	717,000	842,078
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,785,000	1,415,174
3.8% 1/31/28	11,000	10,651
5.268% 5/10/33 (c)	1,300,000	1,331,844
Discover Financial Services 4.1% 2/9/27	39,000	38,653
Ford Motor Credit Co. LLC:
3.096% 5/4/23	1,300,000	1,288,651
3.625% 6/17/31	200,000	173,000
4.271% 1/9/27	400,000	383,930
4.95% 5/28/27	1,850,000	1,841,273
GE Capital International Funding Co. 4.418% 11/15/35	811,000	799,635
Synchrony Financial:
3.95% 12/1/27	75,000	71,526
4.25% 8/15/24	858,000	859,420
4.375% 3/19/24	407,000	410,248
		14,234,253
Diversified Financial Services - 2.2%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	348,575
Athene Global Funding:
1.45% 1/8/26 (b)	1,150,000	1,040,706
1.985% 8/19/28 (b)	1,355,000	1,146,992
2.5% 3/24/28 (b)	750,000	667,291
Blackstone Private Credit Fund:
2.7% 1/15/25 (b)	1,500,000	1,407,413
4.7% 3/24/25 (b)	127,000	123,799
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	361,385
4.05% 7/1/30	148,000	139,080
Equitable Holdings, Inc. 4.35% 4/20/28	700,000	702,025
Jackson Financial, Inc.:
3.125% 11/23/31 (b)	2,210,000	1,851,469
4% 11/23/51 (b)	800,000	611,270
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	491,541
		8,891,546
Insurance - 3.3%
AIA Group Ltd.:
3.2% 9/16/40 (b)	950,000	775,216
3.6% 4/9/29 (b)	1,515,000	1,478,098
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	950,000	829,046
Assurant, Inc. 2.65% 1/15/32	2,100,000	1,714,349
Athene Holding Ltd.:
3.45% 5/15/52	700,000	508,740
3.95% 5/25/51	316,000	253,137
Empower Finance 2020 LP:
1.776% 3/17/31 (b)	324,000	267,366
3.075% 9/17/51 (b)	540,000	400,109
Fairfax Financial Holdings Ltd. 3.375% 3/3/31	571,000	509,171
Five Corners Funding Trust II 2.85% 5/15/30 (b)	890,000	792,050
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)	400,000	374,445
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	941,710
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	11,127
4.375% 3/15/29	10,000	10,150
4.9% 3/15/49	834,000	866,094
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	350,000	262,434
New York Life Insurance Co. 4.45% 5/15/69 (b)	54,000	48,385
Pacific LifeCorp 3.35% 9/15/50 (b)	700,000	553,317
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	478,000	464,581
SunAmerica, Inc.:
3.65% 4/5/27 (b)	171,000	166,524
3.85% 4/5/29 (b)	168,000	161,220
3.9% 4/5/32 (b)	199,000	189,082
4.35% 4/5/42 (b)	45,000	40,857
4.4% 4/5/52 (b)	134,000	119,919
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	588,000
Unum Group 4.125% 6/15/51	1,520,000	1,172,353
		13,497,480
TOTAL FINANCIALS		117,119,641
HEALTH CARE - 7.1%
Biotechnology - 0.4%
AbbVie, Inc.:
4.25% 11/21/49	700,000	655,256
4.55% 3/15/35	75,000	75,788
Amgen, Inc. 3.375% 2/21/50	700,000	561,621
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	330,791
		1,623,456
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	673,525
Boston Scientific Corp. 2.65% 6/1/30	500,000	446,549
		1,120,074
Health Care Providers & Services - 3.6%
Centene Corp.:
2.625% 8/1/31	2,645,000	2,261,330
3% 10/15/30	1,310,000	1,167,734
4.25% 12/15/27	1,025,000	1,019,875
4.625% 12/15/29	585,000	576,541
Cigna Corp.:
3.4% 3/15/50	500,000	398,431
4.125% 11/15/25	4,000	4,069
4.375% 10/15/28	561,000	569,609
4.8% 8/15/38	1,907,000	1,930,297
4.9% 12/15/48	7,000	6,980
CVS Health Corp. 5.05% 3/25/48	350,000	356,508
HCA Holdings, Inc.:
3.375% 3/15/29 (b)	439,000	406,390
3.625% 3/15/32 (b)	440,000	401,849
4.625% 3/15/52 (b)	660,000	581,139
5.125% 6/15/39	1,217,000	1,182,232
5.25% 6/15/49	240,000	231,438
Sabra Health Care LP 3.2% 12/1/31	588,000	484,668
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	995,715
Universal Health Services, Inc.:
2.65% 10/15/30 (b)	1,704,000	1,441,263
2.65% 1/15/32 (b)	1,072,000	879,896
		14,895,964
Pharmaceuticals - 2.8%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	1,050,000	1,059,218
4.875% 6/25/48 (b)	1,150,000	1,099,341
Bristol-Myers Squibb Co.:
4.125% 6/15/39	138,000	135,717
4.25% 10/26/49	480,000	472,193
4.55% 2/20/48	330,000	337,561
Elanco Animal Health, Inc.:
5.772% 8/28/23 (c)	700,000	714,000
6.4% 8/28/28 (c)	1,375,000	1,413,225
Mylan NV 4.55% 4/15/28	1,004,000	984,711
Perrigo Finance PLC 3.9% 6/15/30	600,000	551,528
Utah Acquisition Sub, Inc. 5.25% 6/15/46	650,000	578,841
Viatris, Inc.:
1.65% 6/22/25	3,427,000	3,159,805
2.7% 6/22/30	1,328,000	1,110,452
4% 6/22/50	105,000	78,370
		11,694,962
TOTAL HEALTH CARE		29,334,456
INDUSTRIALS - 4.2%
Aerospace & Defense - 1.6%
BAE Systems PLC:
1.9% 2/15/31 (b)	520,000	426,726
3% 9/15/50 (b)	433,000	316,019
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	1,134,208
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,098,955
2.75% 2/1/26	900,000	847,481
3.75% 2/1/50	1,150,000	850,753
5.04% 5/1/27	900,000	904,259
5.15% 5/1/30	885,000	879,857
		6,458,258
Airlines - 0.2%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	178,306	160,671
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	296,802	259,303
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	127,939	114,648
United Airlines, Inc. 4.55% 2/25/33	171,394	162,471
		697,093
Building Products - 0.2%
Carrier Global Corp. 2.7% 2/15/31	900,000	781,971
Machinery - 0.6%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	1,276,000	1,173,436
Ingersoll-Rand Luxembourg Finance SA 4.5% 3/21/49	300,000	281,276
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	1,000,000	1,012,233
		2,466,945
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	25,000	23,377
Leidos, Inc. 3.625% 5/15/25	70,000	69,581
		92,958
Road & Rail - 0.7%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	507,080
Canadian Pacific Railway Co. 3.1% 12/2/51	885,000	694,164
CSX Corp. 4.3% 3/1/48	1,125,000	1,067,512
Union Pacific Corp. 3.25% 2/5/50	800,000	660,971
		2,929,727
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.3% 2/1/25	850,000	806,334
2.875% 1/15/32	1,900,000	1,574,268
		2,380,602
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	1,601,000	1,382,122
4.375% 5/1/26 (b)	110,000	105,871
		1,487,993
TOTAL INDUSTRIALS		17,295,547
INFORMATION TECHNOLOGY - 5.4%
Electronic Equipment & Components - 1.8%
Dell International LLC/EMC Corp.:
3.45% 12/15/51 (b)	700,000	507,395
6.02% 6/15/26	2,125,000	2,243,865
6.2% 7/15/30	950,000	1,018,717
Vontier Corp.:
1.8% 4/1/26	3,000,000	2,672,250
2.95% 4/1/31	1,169,000	984,731
		7,426,958
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	1,054,000	969,659
Fiserv, Inc. 3.5% 7/1/29	271,000	253,436
		1,223,095
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.:
1.95% 2/15/28 (b)	854,000	742,472
2.45% 2/15/31 (b)	460,000	381,279
2.6% 2/15/33 (b)	1,617,000	1,298,941
3.5% 2/15/41 (b)	371,000	293,546
3.75% 2/15/51 (b)	174,000	135,880
Marvell Technology, Inc. 2.45% 4/15/28	1,500,000	1,338,080
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	919,967
4.185% 2/15/27	1,250,000	1,250,521
NVIDIA Corp. 3.7% 4/1/60	1,050,000	925,008
		7,285,694
Software - 1.2%
Oracle Corp.:
2.3% 3/25/28	529,000	467,070
2.875% 3/25/31	1,300,000	1,106,194
3.95% 3/25/51	1,880,000	1,433,461
4% 11/15/47	375,000	289,159
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,698,322
		4,994,206
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.8% 2/8/61	700,000	523,309
3.85% 8/4/46	800,000	768,908
		1,292,217
TOTAL INFORMATION TECHNOLOGY		22,222,170
MATERIALS - 1.0%
Chemicals - 1.0%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	1,825,000	1,605,622
3.468% 12/1/50 (b)	525,000	407,416
5% 9/26/48	850,000	835,823
Sherwin-Williams Co. 4.5% 6/1/47	375,000	360,117
Westlake Corp. 3.375% 6/15/30	900,000	835,166
		4,044,144
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	51,521
TOTAL MATERIALS		4,095,665
REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree LP 2% 6/15/28	2,100,000	1,852,260
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	751,960
American Homes 4 Rent LP:
2.375% 7/15/31	44,000	36,383
3.375% 7/15/51	68,000	49,516
3.625% 4/15/32	183,000	166,948
4.3% 4/15/52	127,000	108,478
Camden Property Trust 2.8% 5/15/30	58,000	52,777
Corporate Office Properties LP:
2% 1/15/29	420,000	351,163
2.25% 3/15/26	52,000	47,939
2.9% 12/1/33	1,100,000	894,193
Crown Castle International Corp. 3.25% 1/15/51	450,000	336,615
Hudson Pacific Properties LP 3.95% 11/1/27	3,400,000	3,288,952
Invitation Homes Operating Partnership LP:
2% 8/15/31	600,000	481,419
4.15% 4/15/32	269,000	256,697
Kite Realty Group Trust:
4% 3/15/25	14,000	13,886
4.75% 9/15/30	277,000	270,595
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,725,000	1,508,232
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	220,646
3.375% 2/1/31	1,402,000	1,171,053
4.5% 1/15/25	600,000	598,527
4.5% 4/1/27	1,000,000	975,472
Piedmont Operating Partnership LP 2.75% 4/1/32	86,000	69,313
Realty Income Corp.:
2.85% 12/15/32	30,000	26,777
3.25% 1/15/31	30,000	28,104
Spirit Realty LP 2.1% 3/15/28	516,000	450,564
Store Capital Corp. 2.7% 12/1/31	1,675,000	1,387,798
Sun Communities Operating LP:
2.3% 11/1/28	97,000	84,998
2.7% 7/15/31	250,000	211,335
4.2% 4/15/32	1,800,000	1,694,104
UDR, Inc.:
2.1% 8/1/32	939,000	757,034
2.1% 6/15/33	374,000	295,630
Ventas Realty LP 2.5% 9/1/31	729,000	620,046
VICI Properties LP:
4.75% 2/15/28	378,000	373,937
4.95% 2/15/30	1,100,000	1,081,256
Vornado Realty LP:
2.15% 6/1/26	103,000	93,956
3.4% 6/1/31	372,000	325,141
Welltower, Inc.:
3.625% 3/15/24	10,000	10,031
4.125% 3/15/29	675,000	667,224
WP Carey, Inc.:
2.4% 2/1/31	348,000	292,320
4.25% 10/1/26	450,000	455,028
		22,358,307
Real Estate Management & Development - 0.2%
Tanger Properties LP:
2.75% 9/1/31	259,000	210,587
3.125% 9/1/26	497,000	470,896
		681,483
TOTAL REAL ESTATE		23,039,790
UTILITIES - 7.3%
Electric Utilities - 3.5%
Alabama Power Co. 3.05% 3/15/32	380,000	354,782
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	1,148,000	999,409
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,726,750
4.973% 5/1/46	750,000	714,702
Duke Energy Corp. 2.45% 6/1/30	70,000	60,729
Duquesne Light Holdings, Inc.:
2.775% 1/7/32 (b)	266,000	223,859
3.616% 8/1/27 (b)	1,810,000	1,726,639
Entergy Corp. 2.8% 6/15/30	72,000	63,489
Exelon Corp.:
3.35% 3/15/32 (b)	1,602,000	1,468,450
4.1% 3/15/52 (b)	76,000	67,742
4.7% 4/15/50	800,000	777,709
5.1% 6/15/45	370,000	377,867
FirstEnergy Corp.:
2.25% 9/1/30	534,000	447,100
2.65% 3/1/30	780,000	681,623
4.4% 7/15/27	900,000	893,250
Nevada Power Co. 3.7% 5/1/29	75,000	73,605
Southern Co.:
4.4% 7/1/46	700,000	647,952
5.113% 8/1/27 (c)	2,050,000	2,104,938
		14,410,595
Gas Utilities - 0.2%
ONE Gas, Inc. 2% 5/15/30	278,000	236,010
Southern Co. Gas Capital Corp. 4.4% 5/30/47	625,000	563,521
		799,531
Independent Power and Renewable Electricity Producers - 2.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,215,000	1,104,261
Emera U.S. Finance LP:
3.55% 6/15/26	2,550,000	2,492,142
4.75% 6/15/46	1,775,000	1,639,838
The AES Corp.:
1.375% 1/15/26	290,000	262,002
2.45% 1/15/31	3,120,000	2,596,848
3.3% 7/15/25 (b)	216,000	210,207
3.95% 7/15/30 (b)	389,000	360,875
		8,666,173
Multi-Utilities - 1.5%
NiSource, Inc.:
2.95% 9/1/29	229,000	207,085
3.6% 5/1/30	671,000	628,579
4.375% 5/15/47	650,000	579,070
4.8% 2/15/44	500,000	465,279
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,781,134
4.1% 6/15/30	885,000	843,995
4.224% 3/15/32	344,000	328,245
Sempra Energy 3.8% 2/1/38	1,500,000	1,326,734
		6,160,121
TOTAL UTILITIES		30,036,420
TOTAL NONCONVERTIBLE BONDS (Cost $396,355,849)		347,883,756

U.S. Treasury Obligations - 4.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	2,500,000	1,943,555
1.875% 2/15/41	2,943,000	2,358,309
2% 11/15/41	2,000,000	1,624,063
2% 8/15/51	527,000	413,510
2.25% 2/15/52 (e)	6,950,000	5,813,023
2.875% 5/15/52	8,100,000	7,793,720
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,115,005)		19,946,180

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
United Mexican States:
3.25% 4/16/30	200,000	183,700
4.5% 4/22/29	1,000,000	1,007,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,324,699)		1,191,200

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (c)	753,000	715,086
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (b)(c)(f)	950,000	855,308
TOTAL PREFERRED SECURITIES (Cost $1,705,000)		1,570,394

Money Market Funds - 14.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (g)	51,812,011	51,822,373
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)	8,281,487	8,282,315
TOTAL MONEY MARKET FUNDS (Cost $60,104,679)		60,104,688

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $481,605,232)	430,696,218
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(19,950,556)
NET ASSETS - 100.0%	410,745,662

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,834,569 or 20.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	18,250,610	140,022,600	106,450,837	35,315	-	-	51,822,373	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	-	8,317,760	35,445	75	-	-	8,282,315	0.0%
Total	18,250,610	148,340,360	106,486,282	35,390	-	-	60,104,688

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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